TROIKA MEDIA GROUP, INC.

101 S. La Brea Avenue

Los Angeles, CA 90036

August 29, 2019

Via EDGAR Correspondence

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Attention: Paul Fischer, Esq.

Re:	Troika Media Group, Inc.
Draft Registration Statement on Form S-1
Filed on August 1, 2019
CIK No. 0001021096

Ladies and Gentlemen:

We hereby submit the responses of Troika Media Group, Inc. (the “Company”) to the comments of the staff (the “Staff”) of the U.S. Securities and Exchange Commission set forth in the Staff’s letter, dated August 23, 2019, providing the Staff’s comments with respect to the Company’s Draft Registration Statement on Form S-1 (the “Registration Statement”).

For the convenience of the Staff, each of the Staff’s comments is included and is followed by the corresponding response of the Company. Unless the context indicates otherwise, references in this letter to “we,” “us” and “our” refer to the Company on a consolidated basis.

Draft Form S-1 filed August 1, 2019

Proposed Acquisition, page 3

1.    Please provide financial statements and related pro forma information for YellowHammer Media Group, Inc. with your next amendment or tell us why you are not required to do so. Refer to Rules 8-04 and 8-05 of Regulation S-X.

Response to No. 1

As disclosed, Troika and YellowHammer have executed a non-binding letter of intent. The proposed acquisition of YellowHammer is not deemed to be probable as it is subject to a number of conditions - including, but not limited to, satisfactory completion of due diligence by both parties, negotiation and execution of a definitive purchase agreement and ancillary agreements, including employment agreements for key YellowHammer managers, audit of YellowHammer financial statements and proceeds from sale of the Company’s equity under this Registration Statement. Furthermore, in accordance with SEC Staff Training Manual - Division of Corporation Finance: Accounting Disclosure Rules and Practices, YellowHammer financial statements and pro formas are not required pursuant to Rules 8.04 and 8.05 under SEC Regulation S-X. Specifically, 2060 Flowchart Overview of S-X 3-05 states that when acquiree’s significance does not exceed fifty (50%) percent and consummation of the acquisition has not occurred and is not probable, “the acquiree’s financial statements are not required.”  Should the acquisition be deemed to be probable, the Company will comply with Rules 8.04 and 8.05

Division of Corporate Finance

August 29, 2019

We rely on senior management and key personnel to grow our business, page 12

2.      Please revise to identify the senior management and key personnel upon whom you rely to grow your business.

Response to No. 2 - The disclosure has been modified as follows:

We rely on our management team and expect to need additional personnel to grow our business; the loss of one or more senior managers or the inability to attract and retain qualified personnel could harm our business.

Our success and future growth depends to a significant degree on the skills and continued services of our management team, in particular the services of Dan Pappalardo, President of Troika Design Group, Inc. and Kevin Dundas, CEO of Mission, our two operating subsidiaries. While we have entered into an employment agreement with Mr. Pappalardo and a consulting agreement with Kevin Dundas’ consultancy, there can be no assurance we will be able to retain the services of both of these persons. Our future success also depends on our ability to retain, attract and motivate highly skilled technical, managerial, marketing and customer service personnel, including members of our management team. All of our non-executive employees work for us on an at-will basis, subject to applicable law. We plan to hire additional personnel in all areas of our business, particularly for our sales, marketing and technology development areas, both domestically and internationally, which will likely increase our recruiting and hiring costs. Competition for these types of personnel is intense, particularly in the Internet and software industries. As a result, we may be unable to successfully attract or retain qualified personnel. Our inability to retain and attract the necessary personnel could adversely affect our business.

Special Note Regarding Forward-Looking Statements, page 21

3.      Please revise to delete the references to the Safe Harbor Provisions, insofar as they are inapplicable to initial public offerings such as yours, as well as to issuers of penny stocks. Please similarly revise at page 31.

Response to No. 3

This comment has been complied with on pages 21 and 31.

Legal Proceedings, page 42

4.        We note your disclosure of a dispute with the co-founders of Mission Media and that "the Company discovered significant financial discrepancies in the financial statements delivered at the closing of the Mission Acquisition." Please disclose, in detail, the nature of these financial discrepancies and quantify the amounts involved. Also, tell us if you anticipate making, or have made, material adjustments to your financial statements as a result of your investigations.

Division of Corporate Finance

August 29, 2019

Response to No. 4 - The disclosure has been modified as follows:

After investigation of Mission’s financial statements while undergoing the Company's audit process, the Company determined that certain deposits were recognized improperly by the Mission founders and upon their direction without the knowledge of the Company. The Company estimates that the total amount of discrepancies amounted to approximately $300,000. The Company’s financials do not have to be modified as they already reflect these matters and adjustments. Finally, while the amounts involved are significant and resulted in, among other reasons, the ultimate termination of the two founders of Mission.

Summary Compensation Table, page 50

5.     Please update to include executive compensation disclosures for your most recently completed fiscal year.

Response to No. 5

This comment has been complied with.

Compensation disclosure for the fiscal year ended June 30, 2019 has been added.

Legal Proceedings Concerning Robert DePalo, page 54

6.     Please revise to identify "SPHC," and to explain its relationship to the company.

Response to No. 6 - The disclosure has been modified as follows:

Legal Proceedings Concerning Robert DePalo

Robert DePalo owned approximately 18.4% of the issued and outstanding common stock (approximately 8.7% of the Voting Securities) of the Company. Mr. DePalo resigned as a director, officer and/or employee of Signal Point Holdings Corp., a currently non-operating subsidiary of the Company (and any subsidiaries thereof), as of March 27, 2015.  As a result, since that date, Mr. DePalo has not been involved in the day to day management of the Company or any of its subsidiaries in any way, nor has he had any role with the Company.  On May 20, 2015, the New York County District Attorney charged Robert DePalo with various offenses relating to foreign investors. Simultaneously, the SEC commenced an action against Mr. DePalo (et al.) in the Southern District of New York based on the same facts alleged by the New York District Attorney. In July, 2018, the jury convicted Mr. DePalo on 15 of 16 counts and he is currently incarcerated. The actions described therein have zero relation to the Company or any of its wholly owned subsidiaries.  The shares of common stock previously held by Mr. DePalo are currently the property of the New York County District Attorney’s Office for the benefit of those aggrieved by Mr. DePalo. See “Business - Discontinued Operations” and “Principal Stockholders.”

Division of Corporate Finance

August 29, 2019

Experts, page 65

7.     Please identify the auditor of Mission as an expert and file as an exhibit to your Form S-1 a currently dated, signed consent from the auditor for the use of their reports.

Response to No. 7

The financial statements of Mission filed as Exhibits 99.1-99.3 of the Registration Statement going forward have been consolidated with those of the Company. These financial statements will not be filed as Exhibits to the public filing of the S-1, so no consent is required of the Mission auditors. The Company’s Auditor will file its consent when the Registration Statement is filed publicly.

Financial StatementsNote 2 - Acquisitions

Mission Group, page F-18

8.     Provide a pro forma income statement, prepared in accordance with Rule 8-05 of Regulation S-X, to give effect to the acquisition of Mission.

Response to No. 8

The pro forma income statement, prepared in accordance with Rule 8-05 of Rule S-X, to give effect to the acquisition of Mission has been revised and will be inserted into the Company’s financial statements as follows:

Unaudited Pro forma operating results

The following unaudited pro forma information presents the combined results of operations as if the acquisitions of Troika Design Group, Inc and Mission-Media Holdings Limited, had been completed on July 1, 2016.

	For the Year ending June 30, 2018
	Troika Design Group, Inc	Mission-Media Holdings LTD	Adjustments	Consolidated

Project Revenues	$8,535,000	$35,801,000	$-	44,336,600
Cost of revenues	(5,960,000)	(18,453,000)	-	(24,413,000)
Gross profit	2,575,000	17,348,000	-	19,923,000

Operating expenses	14,468,000	15,487,000	3,232,000	33,187,000

Net loss	$(11,893,000)	$1,861,000	$(3,232,000)	$(13,264,000)

Loss per share				$(0.07)

Division of Corporate Finance

August 29, 2019

	For the Year ending June 30, 2017
	Troika Design Group, Inc	Mission-Media Holdings LTD	Adjustments	Consolidated

Project Revenues	$14,280,000	$32,088,000	$-	$46,368,000
Cost of revenues	(9,990,000)	(14,964,000)	-	(24,954,000)
Gross profit	4,290,000	17,124,000	-	21,414,000

Operating expenses	6,400,700	15,213,000	3,606,576	25,220,276

Net loss	$(2,110,700)	$1,911,000	$(3,606,576)	$(3,806,276)

Loss per share				$(0.03)

Adjustments
2018	2017
(3,440,000)	(3,440,000)	additional amortization costs of intangibles relating to the Mission Media purchase assuming the acquisition occurred July 1, 2017
208,000	208,000	reduction of Mission Media expense to adhere to TMG & GAAP depreciation/capitalization methods

Adjustments
2018	2017
-	(536,000)	additional amortization costs of intangibles relating to the Troika purchase assuming the acquisition occurred July 1, 2017
-	161,424	reduction of Troika expense to adhere to TMG & GAAP depreciation/capitalization methods
$ (3,232,000)	$ (3,606,576)

Division of Corporate Finance

August 29, 2019

General

9.        We note that you cite to industry research for information and statistics regarding digital media and internet advertising. Please provide us with marked copies of any materials that support these and other third party statements, clearly cross-referencing a statement with the underlying factual support. Confirm for us that these documents are publicly available. Tell us whether any of the reports were prepared for you or in connection with the offering. We note, by way of example only, the reference to statistics attributed to Kleiner Perkins on page 5, and to Magna at page 35.

Response to No. 9

We have provided the Staff on a supplemental basis with the materials that support the statements made in the prospectus. These documents are publicly available. None of these documents were prepared for the Company in connection with the offering.

Please do not hesitate to contact our securities counsel, Elliot H. Lutzker, at (646) 428-3210 with regard to any questions you may have concerning the foregoing.

Very truly yours,

TROIKA MEDIA GROUP, INC.

By: /s/  Michael Tenore

            Michael Tenore, General Counsel